Research and Development Expenses	12 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
Research, Development, and Computer Software Disclosure [Text Block]
Note 10 – Research and Development Expenses

	Year ended December 31,
	2017	2016	2015
	(in thousands)
Chemistry and formulation studies	$820	$1,802	$1,902
Salaries	1,090	1,004	808
Stock-based compensation	585	757	111
Research and preclinical studies	684	924	637
Clinical studies	5,871	9,263	3,671
Regulatory and other expenses	600	521	500
	$9,650	$14,271	$7,629